Supplement dated March 27, 2026
to the Statement of Additional Information (SAI), dated March 1, 2026, for funds under the following trusts:
Trust
Columbia Funds Series Trust I
Columbia Funds Series Trust II
Effective immediately, references to Columbia Bond Fund, Columbia Integrated Large Cap Growth Fund and Columbia Integrated Large Cap Value Fund are hereby removed.
Effective immediately, the information for Multi-Manager (MM) Directional Alternative Strategies Fund under the “Subadvisers Subadvisory and Sub-Subadvisory Agreement Fee Schedules or Aggregate Effective Fee Rates" table under the subsection “Investment Management and Other Services – The Investment Manager and Subadvisers – Subadvisory Agreements" of the SAI is hereby superseded and replaced with the following:
Fund	Current Subadvisers	Parent Company/Other Information	Aggregate Effective Fee Rate
For Funds with fiscal period ending April 30
MM Directional Alternative Strategies Fund	Boston Partners (since commencement of operations) Los Angeles Capital (since March 12, 2026) Summit Partners (since July 24, 2024)	C B U	0.835%(c)
(c)
Los Angeles Capital began serving as subadviser to the portion of the Fund’s assets, effective March 12, 2026. The rate shown is the estimated aggregate fee rate that will be paid by the Investment Manager to the subadvisers of the Fund as of such date.
The rest of the section remains the same.
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for MM Directional Alternative Strategies Fund is hereby modified to add Los Angeles Capital as shown below. Additionally, the information for Multi-Manager (MM) Alternative Strategies Fund for Manulife and for Multi-Manager (MM) Total Return Bond Strategies Fund for Voya, are hereby superseded and replaced with the following:
SUP910_00_047_(03/26)

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending April 30 – Information is as of April 30, 2025, unless otherwise noted
MM Directional Alternative Strategies Fund	Los Angeles Capital: Daniel Allen(j)	17 RICs 19 PIVs 30 other accounts	$7.54 billion $11.58 billion $7.52 billion	6 PIVs ($2.75 B) 9 other accounts ($5.07 B)	None	Los Angeles Capital	Los Angeles Capital
	Daniel Arche(j)	12 RICs 8 PIVs 11 other accounts	$6.63 billion $4.64 billion $850.70 million	4 PIVs ($2.14 B) 1 other account ($21.76 M)	None
	Hal Reynolds(j)	18 RICs 19 PIVs 36 other accounts	$10.53 billion $11.58 billion $7.56 billion	1 RIC ($5.77 B) 6 PIVs ($2.75 B) 9 other accounts ($5.07B)	None
For Funds with fiscal year ending August 31 – Information is as of August 31, 2025, unless otherwise noted
MM Alternative Strategies Fund	Manulife: David Bees(j)	8 RICs 38 PIVs 16 other accounts	$9.47 billion $12.59 billion $5.74 billion	None	None	Manulife	Manulife
	Christopher Chapman	4 RICs 41 PIVs 16 other accounts	$4.80 billion $14.08 billion $5.35 billion	None	None
	Thomas Goggins	4 RICs 41 PIVs 16 other accounts	$4.80 billion $14.08 billion $5.35 billion	None	None
	Kelly Lim(j)	4 RICs 25 PIVs 13 other accounts	$4.57 billion $2.73 billion $4.02 billion	None	None
	Bradley Lutz	4 RICs 41 PIVs 16 other accounts	$4.80 billion $14.08 billion $5.35 billion	None	None
	Kisoo Park	4 RICs 41 PIVs 16 other accounts	$4.80 billion $14.08 billion $5.35 billion	None	None
MM Total Return Bond Strategies Fund	Voya: Sean Banai	10 RICs 109 PIVs 130 other accounts	$15.65 billion $5.61 billion $26.50 billion	1 other account ($304.00 M)	None	Voya	Voya
	David Goodson	8 RICs 80 PIVs 128 other accounts	$12.55 billion $3.21 billion $25.41 billion	None	None

SUP910_00_047_(03/26)

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
	Rajen Jadav(i)	25 other accounts	$682.85 million	None	None
	Anuranjan Sharma(i)	1 RIC	$218.28 million	None	None
	Vinay Viralam(i)	2 other accounts	$1.45 billion	None	None
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)
Excludes any notional investments.
(b)
Notional investments through a deferred compensation account.
(i)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of January 31, 2026.
(j)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of February 28, 2026.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP910_00_047_(03/26)